Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013	Jun. 30, 2012
Income Taxes [Line Items]
Benefit related to change in enacted statutory tax rate				$ 2,703			$ 2,880
Unrecognized Tax Benefits, Period Increase (Decrease)				$ 348
Percentage of difference between effective tax rate and federal statutory income tax rate				35.00%
Total liability for uncertain tax benefits	$ 348	$ 2,279		$ 2,279		$ 1,601	$ 2,794
Cash paid for taxes				$ 10,036	$ 4,106
Effective tax rate provision		63.10%	32.10%	43.70%	34.30%	27.40%	(36.50%)	31.00%
Income tax expense (benefit)							$ (1,253)
State income tax rate							2.00%
Deferred tax assets, operating loss carryforwards U.S.							$ 104,939
Deferred tax assets, operating loss carryforwards foreign							36,239
Valuation allowances						$ 9,280	10,050
Cash paid (refunded) for income taxes						6,207	6,158
Release of reserve related to uncertain tax positions						$ 1,601	2,794
Accrued Interest and Penalty							(65)
Indemnification receivable							2,007
Reinvest earnings of subsidiaries outside the UK							67,500
Predecessor
Income Taxes [Line Items]
Total liability for uncertain tax benefits	348							$ 348	$ 348
Income tax expense (benefit)	0							0
Cash paid (refunded) for income taxes	(19)							1,862
Release of reserve related to uncertain tax positions								348
Accrued Interest and Penalty	$ 0							$ 0
Domestic Tax Authority
Income Taxes [Line Items]
Gross deferred income tax asse							35,471
Valuation allowances							10,050
Foreign Tax Authority
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards foreign not subject to expiration							14,607
Carried forward for 10-20 years | Domestic Tax Authority
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards foreign subject to expiration							68,699
Carried forward for 6-10 years | Foreign Tax Authority
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards foreign subject to expiration							6,180
Carried forward for 1-5 years | Foreign Tax Authority
Income Taxes [Line Items]
Deferred tax assets, operating loss carryforwards foreign subject to expiration							15,452
Subject to Section 382 Limitations | Domestic Tax Authority
Income Taxes [Line Items]
Gross deferred income tax asse							$ 12,200
Earliest Tax Year | Carried forward for 10-20 years | Domestic Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, expiration year							10 years
Earliest Tax Year | Carried forward for 6-10 years | Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, expiration year							6 years
Earliest Tax Year | Carried forward for 1-5 years | Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, expiration year							1 year
Latest Tax Year | Carried forward for 10-20 years | Domestic Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, expiration year							20 years
Latest Tax Year | Carried forward for 6-10 years | Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, expiration year							10 years
Latest Tax Year | Carried forward for 1-5 years | Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, expiration year							5 years
Tax Year 2014
Income Taxes [Line Items]
State income tax rate							3.50%
CANADA | Earliest Tax Year
Income Taxes [Line Items]
Year under tax audit				2012
CANADA | Latest Tax Year
Income Taxes [Line Items]
Year under tax audit				2014
MEXICO
Income Taxes [Line Items]
Year under tax audit				2008
GERMANY | Earliest Tax Year
Income Taxes [Line Items]
Year under tax audit				2009
GERMANY | Latest Tax Year
Income Taxes [Line Items]
Year under tax audit				2011